UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05569

Franklin Universal Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:  8/31

Date of reporting period:  05/31/14

Item 1. Schedule of Investments.

Franklin Universal Trust

Statement of Investments, May 31, 2014 (unaudited)

	Country	Shares	Value
Common Stocks 40.7%
Energy 1.8%
Spectra Energy Corp.	United States	92,350	$3,747,563
Materials 2.2%
BHP Billiton PLC, ADR	United Kingdom	25,185	1,577,840
Freeport-McMoRan Copper & Gold Inc., B	United States	80,380	2,736,939
NewPage Holdings Inc.	United States	2,400	216,000
			4,530,779
Transportation 0.1%
[a]CEVA Holdings LLC	United Kingdom	179	201,859
Utilities 36.6%
Alliant Energy Corp.	United States	40,000	2,332,000
American Electric Power Co. Inc.	United States	75,000	4,001,250
CenterPoint Energy Inc.	United States	169,800	4,095,576
CMS Energy Corp.	United States	65,000	1,933,750
Consolidated Edison Inc.	United States	42,000	2,310,420
Dominion Resources Inc.	United States	100,000	6,896,000
DTE Energy Co.	United States	25,000	1,903,000
Duke Energy Corp.	United States	92,520	6,576,322
Edison International	United States	75,000	4,135,500
Entergy Corp.	United States	50,000	3,771,000
Exelon Corp.	United States	55,000	2,025,650
FirstEnergy Corp.	United States	60,000	2,029,200
Great Plains Energy Inc.	United States	70,000	1,781,500
NextEra Energy Inc.	United States	50,000	4,868,000
PG&E Corp.	United States	50,000	2,293,500
Pinnacle West Capital Corp.	United States	70,000	3,879,400
PPL Corp.	United States	80,000	2,807,200
Public Service Enterprise Group Inc.	United States	45,000	1,753,200
Sempra Energy	United States	50,000	5,017,500
The Southern Co.	United States	108,500	4,750,130
UIL Holdings Corp.	United States	40,000	1,478,800
Westar Energy Inc.	United States	60,000	2,163,000
Wisconsin Energy Corp.	United States	40,000	1,820,800
Xcel Energy Inc.	United States	60,000	1,845,600
			76,468,298
Total Common Stocks (Cost $49,353,892)			84,948,499
Convertible Preferred Stocks 0.2%
Transportation 0.2%
[a]CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	8,820
[a]CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	388	436,961
Total Convertible Preferred Stocks (Cost $587,093)			445,781
Preferred Stocks (Cost $290,000) 0.2%
Diversified Financials 0.2%
GMAC Capital Trust I, 8.125%, pfd.	United States	11,600	314,592
		Principal Amount*
Corporate Bonds 84.1%
Automobiles & Components 1.1%
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	United States	1,100,000	1,204,500
[b]International Automotive Components Group SA, senior secured note, 144A, 9.125%,
6/01/18	United States	1,100,000	1,176,313
			2,380,813
Banks 2.6%
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	500,000	536,875
5.00%, 8/15/22	United States	1,200,000	1,243,500
[b] 144A, 6.625%, 4/01/18	United States	300,000	336,750
[c]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	1,100,000	1,121,484

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Universal Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
[c]JPMorgan Chase & Co., junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	900,000	914,625
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	United Kingdom	900,000	982,688
5.125%, 5/28/24	United Kingdom	400,000	401,000
			5,536,922
Capital Goods 2.1%
[b]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	Spain	1,500,000	1,695,937
7.75%, 2/01/20	Spain	150,000	165,563
Navistar International Corp., senior note, 8.25%, 11/01/21	United States	900,000	937,125
[b]Oshkosh Corp., senior note, 144A, 5.375%, 3/01/22	United States	500,000	515,625
[b,d]TransDigm Inc.,
senior sub. bond, 144A, 6.50%, 7/15/24	United States	200,000	203,250
senior sub. note, 144A, 6.00%, 7/15/22	United States	200,000	201,750
[b]Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	600,000	648,000
			4,367,250
Commercial & Professional Services 2.4%
ADS Waste Holdings Inc., senior note, 8.25%, 10/01/20	United States	1,500,000	1,631,250
[b]Algeco Scotsman Global Finance PLC, senior secured note, first lien, 144A, 8.50%,
10/15/18	United Kingdom	900,000	955,687
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	600,000	621,750
West Corp., senior note, 7.875%, 1/15/19	United States	1,600,000	1,708,000
			4,916,687
Consumer Durables & Apparel 3.2%
KB Home,
senior bond, 7.50%, 9/15/22	United States	1,100,000	1,215,500
senior note, 4.75%, 5/15/19	United States	200,000	201,000
senior note, 7.00%, 12/15/21	United States	300,000	324,750
M/I Homes Inc., senior note, 8.625%, 11/15/18	United States	600,000	643,500
[b]SIWF Merger Sub Inc., senior secured note, 144A, 6.25%, 6/01/21	United States	300,000	303,750
Standard Pacific Corp., senior note, 6.25%, 12/15/21	United States	700,000	754,250
[b]Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
7.75%, 4/15/20	United States	492,000	542,430
5.25%, 4/15/21	United States	400,000	406,000
5.625%, 3/01/24	United States	700,000	693,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	700,000	738,500
Visant Corp., senior note, 10.00%, 10/01/17	United States	900,000	839,250
			6,661,930
Consumer Services 2.7%
[b]24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	400,000	401,500
Caesars Entertainment Operating Co. Inc., senior secured note,
11.25%, 6/01/17	United States	1,500,000	1,327,500
first lien, 9.00%, 2/15/20	United States	300,000	240,750
[b,e]Fontainebleau Las Vegas, senior secured note, first lien, 144A, 11.00%, 6/15/15	United States	1,600,000	10,000
[b]Landry's Inc., senior note, 144A, 9.375%, 5/01/20	United States	900,000	997,875
MGM Resorts International, senior note,
6.875%, 4/01/16	United States	1,200,000	1,314,000
7.50%, 6/01/16	United States	800,000	890,000
[b]PNK Finance Corp., senior note, 144A, 6.375%, 8/01/21	United States	500,000	528,750
			5,710,375
Diversified Financials 3.0%
Ally Financial Inc., senior note, 5.50%, 2/15/17	United States	600,000	652,875
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	United States	800,000	873,000
General Motors Financial Co. Inc., senior note, 3.25%, 5/15/18	United States	400,000	407,000
GMAC Inc., sub. note, 8.00%, 12/31/18	United States	200,000	239,000
[b]Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	700,000	749,000
[b]Nuveen Investments Inc., senior note, 144A, 9.50%, 10/15/20	United States	900,000	1,073,250
SLM Corp., senior note,
8.45%, 6/15/18	United States	900,000	1,061,437
5.50%, 1/15/19	United States	800,000	844,212

Franklin Universal Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

4.875%, 6/17/19	United States	300,000	308,593
			6,208,367
Energy 23.1%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 6.125%, 7/15/22	United States	400,000	438,000
BreitBurn Energy Partners LP/Finance Corp.,
senior bond, 7.875%, 4/15/22	United States	700,000	756,000
senior note, 8.625%, 10/15/20	United States	600,000	658,500
Calumet Specialty Products Partners LP/Finance Corp., senior note, 9.625%, 8/01/20	United States	100,000	116,125
Carrizo Oil & Gas Inc., senior note,
8.625%, 10/15/18	United States	800,000	854,000
7.50%, 9/15/20	United States	300,000	330,000
CGG SA, senior note,
7.75%, 5/15/17	France	600,000	607,500
6.50%, 6/01/21	France	600,000	579,000
[b] 144A, 6.875%, 1/15/22	France	600,000	586,500
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	United States	800,000	908,000
8.25%, 9/01/21	United States	200,000	219,500
7.625%, 11/15/22	United States	300,000	321,000
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	Canada	1,350,000	1,474,031
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	United States	1,700,000	1,967,750
4.875%, 4/15/22	United States	300,000	311,250
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	1,100,000	1,174,250
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	United States	300,000	327,750
6.375%, 3/01/21	United States	300,000	319,500
[b] 144A, 5.875%, 4/15/22	United States	600,000	624,000
[b]Drill Rigs Holdings Inc., secured note, 144A, 6.50%, 10/01/17	United States	1,100,000	1,146,750
Eagle Rock Energy Partners LP/Finance Corp., senior note, 8.375%, 6/01/19	United States	1,100,000	1,197,625
El Paso Corp., senior bond, 6.50%, 9/15/20	United States	1,200,000	1,334,634
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	United States	200,000	207,500
senior note, 7.50%, 10/15/20	United States	1,500,000	1,740,000
Energy XXI Gulf Coast Inc., senior note, 9.25%, 12/15/17	United States	1,300,000	1,405,625
[b]EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	400,000	413,250
EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	800,000	864,000
[b]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	United Kingdom	1,307,000	1,366,737
Goodrich Petroleum Corp., senior note, 8.875%, 3/15/19	United States	1,200,000	1,266,000
Halcon Resources Corp., senior note,
9.75%, 7/15/20	United States	1,000,000	1,100,000
8.875%, 5/15/21	United States	400,000	428,000
9.25%, 2/15/22	United States	200,000	215,500
[b]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	1,200,000	1,321,099
Kodiak Oil & Gas Corp., senior note,
8.125%, 12/01/19	United States	700,000	780,500
5.50%, 1/15/21	United States	200,000	207,500
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	United States	1,000,000	1,088,750
7.75%, 2/01/21	United States	700,000	758,625
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,000,000	1,057,500
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	700,000	756,000
[b]Murray Energy Corp., senior secured note, 144A, 8.625%, 6/15/21	United States	700,000	766,500
Oasis Petroleum Inc., senior note,
7.25%, 2/01/19	United States	200,000	214,000
6.50%, 11/01/21	United States	400,000	430,000
6.875%, 1/15/23	United States	200,000	218,500
[b] 144A, 6.875%, 3/15/22	United States	400,000	437,000
[b]Ocean Rig UDW Inc., senior note, 144A, 7.25%, 4/01/19	United States	400,000	398,000
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	United States	700,000	710,500
senior secured note, first lien, 7.50%, 11/01/19	United States	700,000	737,625
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,200,000	1,320,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	700,000	781,375

Franklin Universal Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Penn Virginia Resource Partners LP/Finance Corp., senior note,
8.375%, 6/01/20	United States	470,000	534,625
6.50%, 5/15/21	United States	400,000	433,000
Plains Exploration & Production Co., senior note, 6.875%, 2/15/23	United States	1,000,000	1,141,250
QEP Resources Inc., senior note,
5.375%, 10/01/22	United States	700,000	712,250
5.25%, 5/01/23	United States	400,000	402,000
QR Energy LP/QRE Finance, senior note, 9.25%, 8/01/20	United States	1,000,000	1,075,000
[b,f] Quicksilver Resources Inc., secured note, second lien, 144A, FRN, 7.00%, 6/21/19	United States	1,200,000	1,182,000
Sabine Pass Liquefaction LLC, first lien,
5.625%, 2/01/21	United States	1,000,000	1,052,500
5.625%, 4/15/23	United States	500,000	515,000
[b] 144A, 6.25%, 3/15/22	United States	200,000	215,000
[b]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	United States	1,400,000	1,470,000
[b]Sanchez Energy Corp., senior note, 144A, 7.75%, 6/15/21	United States	900,000	967,500
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	1,200,000	1,305,000
			48,246,876
Food, Beverage & Tobacco 2.5%
Constellation Brands Inc., senior note, 4.25%, 5/01/23	United States	500,000	500,000
Del Monte Corp., senior note, 7.625%, 2/15/19	United States	1,072,000	1,117,560
[b]Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	800,000	811,000
[b]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	300,000	328,125
7.25%, 6/01/21	United States	700,000	759,500
[b]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	300,000	318,750
7.375%, 2/15/22	United States	800,000	870,000
[d] 6.00%, 12/15/22	United States	100,000	101,250
[b]Smithfield Foods Inc., senior note, 144A, 5.875%, 8/01/21	United States	300,000	318,562
			5,124,747
Health Care Equipment & Services 4.9%
Alere Inc.,
senior note, 7.25%, 7/01/18	United States	900,000	987,750
senior sub. note, 6.50%, 6/15/20	United States	100,000	105,750
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., senior note,
7.75%, 2/15/19	United States	1,000,000	1,072,500
6.00%, 10/15/21	United States	100,000	106,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	900,000	990,000
senior note, 7.125%, 7/15/20	United States	400,000	434,500
[b] senior note, 144A, 6.875%, 2/01/22	United States	200,000	211,500
senior secured note, 5.125%, 8/15/18	United States	600,000	632,250
DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22	United States	500,000	537,500
ExamWorks Group Inc., senior note, 9.00%, 7/15/19	United States	800,000	874,000
HCA Inc.,
senior note, 6.50%, 2/15/16	United States	1,400,000	1,515,500
senior note, 5.875%, 5/01/23	United States	800,000	830,000
senior secured note, 5.875%, 3/15/22	United States	600,000	654,750
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	1,000,000	1,140,000
[b] 144A, 5.00%, 3/01/19	United States	100,000	102,250
			10,194,250
Materials 10.2%
ArcelorMittal, senior note, 6.00%, 3/01/21	Luxembourg	900,000	969,476
[b]Ardagh Packaging Finance PLC, senior note, 144A, 9.125%, 10/15/20	Luxembourg	500,000	552,500
[b]Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	200,000	207,500
7.00%, 11/15/20	Luxembourg	88,235	91,985
6.75%, 1/31/21	Luxembourg	200,000	208,375
[b]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	800,000	743,000
[b]BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 7.125%, 5/01/18	Australia	1,400,000	1,512,000
[b]Cemex Finance LLC, senior secured note, 144A, 6.00%, 4/01/24	Mexico	600,000	618,750
[b]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	Mexico	1,500,000	1,626,562
[b]Constellium NV, senior note, 144A, 5.75%, 5/15/24	Netherlands	1,300,000	1,345,500

Franklin Universal Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
[b]Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	1,000,000	1,005,000
[b]Exopack Holding Corp., senior note, 144A, 10.00%, 6/01/18	United States	200,000	215,500
[b]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	631,000	646,775
7.00%, 2/15/21	Canada	631,000	646,775
[b]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.875%, 2/01/18	Australia	1,000,000	1,050,000
8.25%, 11/01/19	Australia	300,000	327,375
[b]Ineos Finance PLC, senior secured note, 144A, 7.50%, 5/01/20	Switzerland	800,000	874,000
[b]Ineos Group Holdings SA, senior note, 144A,
6.125%, 8/15/18	Switzerland	300,000	311,625
5.875%, 2/15/19	Switzerland	200,000	204,625
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	700,000	781,375
Olin Corp., senior bond, 5.50%, 8/15/22	United States	1,600,000	1,664,000
[b]Orion Engineered Carbons Bondco GmbH, senior secured note, first lien, 144A,
9.625%, 6/15/18	Germany	500,000	537,130
[b,g]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	Germany	200,000	209,000
[b]Rain CII Carbon LLC/Corp., second lien, 144A, 8.25%, 1/15/21	United States	500,000	521,250
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	500,000	522,500
senior note, 8.50%, 5/15/18	United States	1,000,000	1,046,250
senior note, 9.00%, 4/15/19	United States	200,000	213,000
senior note, 9.875%, 8/15/19	United States	100,000	110,625
senior note, 8.25%, 2/15/21	United States	700,000	748,125
[b]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	United States	400,000	445,000
6.50%, 12/01/20	United States	400,000	448,000
8.375%, 9/15/21	United States	300,000	345,000
[b]U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, senior note, 144A, 7.375%, 5/01/21	United States	500,000	550,000
			21,298,578
Media 8.7%
[b]Altice SA, senior secured note, first lien, 144A, 7.75%, 5/15/22	Luxembourg	500,000	526,307
Cablevision Systems Corp., senior note, 8.625%, 9/15/17	United States	700,000	820,750
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond, 5.25%, 9/30/22	United States	800,000	817,000
Clear Channel Communications Inc., senior secured bond, first lien, 9.00%, 3/01/21	United States	1,400,000	1,501,500
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	500,000	537,500
senior sub. note, 7.625%, 3/15/20	United States	700,000	756,000
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	700,000	784,000
[b] 144A, 5.25%, 6/01/24	United States	200,000	200,500
DISH DBS Corp., senior note,
7.125%, 2/01/16	United States	1,000,000	1,092,500
6.75%, 6/01/21	United States	700,000	793,625
[b]Gannett Co. Inc.,
senior bond, 144A, 6.375%, 10/15/23	United States	900,000	963,000
senior note, 144A, 5.125%, 7/15/20	United States	800,000	832,000
[b]The Nielsen Co. (Luxembourg) S.a.r.l., senior note, 144A, 5.50%, 10/01/21	United States	400,000	416,500
[b]Nielsen Finance LLC/Co., senior note, 144A, 5.00%, 4/15/22	United States	500,000	504,688
[b]Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	400,000	434,000
[b]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	800,000	824,000
[b]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	United States	358,000	393,800
senior secured note, 144A, 6.875%, 5/15/19	United States	1,000,000	1,072,500
senior secured note, 144A, 7.875%, 11/01/20	United States	200,000	221,250
[b]UPCB Finance III Ltd., senior secured note, 144A, 6.625%, 7/01/20	Netherlands	1,100,000	1,174,250
[b]Videotron Ltd., senior bond, 144A, 5.375%, 6/15/24	Canada	400,000	410,000
[b]Virgin Media Finance PLC., senior bond, 144A, 6.375%, 4/15/23	United Kingdom	300,000	318,000
[b]Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	800,000	806,500
[b]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	Chile	600,000	636,899
[b]WMG Acquisition Corp.,
secured note, 144A, 6.00%, 1/15/21	United States	1,190,000	1,237,600

Franklin Universal Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

senior note, 144A, 5.625%, 4/15/22	United States	100,000	100,500
			18,175,169
Pharmaceuticals, Biotechnology & Life Sciences 2.5%
[b]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	United States	400,000	430,000
[b,g]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	United States	600,000	627,000
[b]Jaguar Holding Co. II/Merger Sub Inc., senior note, 144A, 9.50%, 12/01/19	United States	400,000	442,000
Par Pharmaceutical Cos. Inc., senior note, 7.375%, 10/15/20	United States	1,600,000	1,744,000
[b]Salix Pharmaceuticals Ltd., senior note, 144A, 6.00%, 1/15/21	United States	200,000	215,000
[b]Valeant Pharmaceuticals International Inc., senior note, 144A,
7.50%, 7/15/21	United States	300,000	334,125
5.625%, 12/01/21	United States	200,000	208,000
[b]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	United States	1,100,000	1,181,125
			5,181,250
Retailing 0.8%
[b]American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	900,000	933,750
[b]New Look Bondco I PLC, secured note, 144A, 8.375%, 5/14/18	United Kingdom	600,000	646,125
			1,579,875
Software & Services 2.4%
[b]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	900,000	951,750
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	1,300,000	1,332,500
First Data Corp.,
senior bond, 12.625%, 1/15/21	United States	900,000	1,084,500
senior note, 11.25%, 1/15/21	United States	200,000	230,500
[b] senior secured bond, 144A, 8.25%, 1/15/21	United States	900,000	981,000
Sterling International Inc., senior note, 11.00%, 10/01/19	United States	500,000	532,500
			5,112,750
Technology Hardware & Equipment 1.2%
[b]Alcatel-Lucent USA Inc., senior note, 144A, 6.75%, 11/15/20	France	1,200,000	1,281,000
[b]Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	400,000	422,000
[b,g]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	400,000	429,000
[b]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	United States	364,000	396,214
			2,528,214
Telecommunication Services 7.2%
[b]Altice Financing SA, secured note, 144A, 6.50%, 1/15/22	Luxembourg	500,000	530,000
CenturyLink Inc., senior bond, 6.75%, 12/01/23	United States	300,000	328,500
[b]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	900,000	976,860
[b]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	500,000	510,625
[b]eAccess Ltd., senior note, 144A, 8.25%, 4/01/18	Japan	700,000	762,125
Frontier Communications Corp., senior note,
8.50%, 4/15/20	United States	800,000	937,000
9.25%, 7/01/21	United States	200,000	237,250
8.75%, 4/15/22	United States	700,000	804,125
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	500,000	521,875
senior note, 7.25%, 10/15/20	Luxembourg	200,000	216,500
senior note, 7.50%, 4/01/21	Luxembourg	1,500,000	1,648,125
[b]Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	900,000	959,063
[b]Sprint Corp.,
senior bond, 144A, 7.125%, 6/15/24	United States	200,000	216,000
senior note, 144A, 7.875%, 9/15/23	United States	500,000	566,250
[b]Sprint Nextel Corp., senior note, 144A,
9.00%, 11/15/18	United States	2,000,000	2,435,000
7.00%, 3/01/20	United States	500,000	578,750
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	200,000	213,000
senior note, 6.542%, 4/28/20	United States	800,000	867,000
senior note, 6.125%, 1/15/22	United States	100,000	106,375
[b]Wind Acquisition Finance SA, senior secured note, 144A, 7.375%, 4/23/21	Italy	1,700,000	1,764,812
			15,179,235
Transportation 1.6%
[b]Florida East Coast Holdings Corp.,
secured note, 144A, first lien, 6.75%, 5/01/19	United States	400,000	417,500

Franklin Universal Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
senior note, 144A, 9.75%, 5/01/20	United States	200,000	209,500
Hertz Corp., senior note,
7.50%, 10/15/18	United States	600,000	635,250
6.75%, 4/15/19	United States	1,000,000	1,073,750
[b]Stena AB, senior bond, 144A, 7.00%, 2/01/24	Sweden	500,000	527,500
[b]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	500,000	500,625
			3,364,125
Utilities 1.9%
[b]Calpine Corp., senior secured note, 144A,
7.875%, 7/31/20	United States	388,000	424,860
7.50%, 2/15/21	United States	822,000	894,953
7.875%, 1/15/23	United States	408,000	460,020
[b]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	1,000,000	1,049,375
[b,e]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/14	United States	1,200,000	1,071,000
			3,900,208
Total Corporate Bonds (Cost $165,289,934)			175,667,621
[f]Senior Floating Rate Interests 1.0%
Capital Goods 0.2%
Navistar Inc., Tranche B Term Loan, 5.75%, 8/17/17	United States	345,513	351,667
Household & Personal Products 0.4%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	977,678	944,682
Utilities 0.4%
[e]Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan, 4.737%, 10/10/17	United States	954,192	765,739
Total Senior Floating Rate Interests (Cost $2,156,195)			2,062,088
		Shares
Litigation Trusts (Cost $—) 0.0%
[a,h]NewPage Corp., Litigation Trust	United States	1,200,000	—
Total Investments before Short Term Investments (Cost $217,677,114)			263,438,581
Short Term Investments (Cost $3,627,065) 1.7%
Money Market Funds 1.7%
[a,i] Institutional Fiduciary Trust Money Market Portfolio	United States	3,627,065	3,627,065
Total Investments (Cost $221,304,179) 127.9%			267,065,646
Notes Payable (28.7)%			(60,000,000)
Other Assets, less Liabilities 0.8%			1,689,520
Net Assets 100.0%			$208,755,166

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At
May 31, 2014, the aggregate value of these securities was $76,968,131, representing 36.87% of net assets.
c Perpetual security with no stated maturity date.
d A portion or all of the security purchased on a when-issued basis.
e Defaulted security or security for which income has been deemed uncollectible.
f The coupon rate shown represents the rate at period end.
g Income may be received in additional securities and/or cash.
h Security has been deemed illiquid because it may not be able to be sold within seven days.
i The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt
FRN - Floating Rate Note
PIK - Payment-In-Kind

Franklin Universal Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Universal Trust (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Senior Fixed Rate Notes are carried at cost. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES

At May 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$221,367,924

Unrealized appreciation	$48,039,886
Unrealized depreciation	(2,342,164)
Net unrealized appreciation (depreciation)	$45,697,722

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2014, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Materials	$4,314,779	$216,000	$-		$4,530,779
Transportation	-	647,640	-		647,640
Other Equity Investments[b]	80,530,453	-	-		80,530,453
Corporate Bonds	-	175,657,621	10,000		175,667,621
Senior Floating Rate Interests	-	2,062,088	-		2,062,088
Litigation Trusts	-	-	-	c	-	c
Short Term Investments	3,627,065	-	-		3,627,065
Total Investments in Securities	$88,472,297	$178,583,349	$10,000		$267,065,646

aIncludes common, preferred and convertible preferred stocks.
bFor detailed categories, see the accompanying Statement of Investments.
cIncludes security determined to have no value at May 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Universal Trust

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 28, 2014

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date July 28, 2014